SHARE BASED COMPENSATION - Schedule of RSUs to Services Providers and Advisers Outstanding (Details) - RSUs [Member] $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($) shares
SHARE BASED COMPENSATION - Schedule of RSUs to Services Providers and Advisers Outstanding (Details) [Line Items]
Outstanding at beginning of year	4,745,512
Granted	0
Forfeited	(135,756)
Vested	(1,430,066)
Outstanding as of June 30, 2026	3,179,690
Vested as of June 30, 2026	7,826,710
Share-based payment expenses (in Dollars) | $	$ 743